Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt

Debt consists of the following:

	September 30, 2017	December 31, 2016
	(in thousands)
Senior secured credit facility:
Senior secured term loan A facility	$277,500	$292,500
Senior secured term loan B facility	1,822,250	1,840,750
Senior secured revolving credit facility	—	—
$1,050 million 5.625% senior notes, due 2024	1,050,000	1,050,000
$500 million 4.50% senior notes, due 2026	500,000	500,000
$350 million 4.50% senior notes, due 2028	350,000	—

	3,999,750	3,683,250
Less: Unamortized discount and debt issuance costs	(58,947)	(61,308)

	$3,940,803	$3,621,942

Debt consists of the following:

December 31, 2016
(in thousands)
Senior secured credit facility:
Senior secured term loan A facility	$292,500
Senior secured term loan B facility	1,840,750
Senior secured revolving credit facility	—
$1,050 million 5.625% senior notes, due 2024	1,050,000
$500 million 4.50% senior notes, due 2026	500,000

3,683,250
Less: Unamortized discount and debt issuance costs	(61,308)

$3,621,942

Schedule of Maturities of Debt

 Maturities of the principal amount of the Company’s debt as of September 30, 2017 are as follows:

Year ending December 31,	(in thousands)
2017	$8,375
2018	33,500
2019	33,500
2020	33,500
2021	247,250
2022	18,500
Thereafter	3,625,125

$3,999,750

 Maturities of the principal amount of the Company’s debt as of December 31, 2016 are as follows:

Year ending December 31,	(in thousands)
2017	$41,875
2018	33,500
2019	33,500
2020	33,500
2021	247,250
Thereafter	3,293,625

$3,683,250